As filed with the Securities and Exchange Commission

                                on March 5, 2001

                        Securities Act File No. 333-52440

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                         GLOBAL/INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

     Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
     Scudder Kemper Investments, Inc.            Dechert
     Two International Place                     Ten Post Office Square - South
     Boston, MA 02110-4103                       Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                    Shares of Capital Stock ($.01 par value)
               of Scudder Global Fund, a series of the Registrant


No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Kemper Global Blue Chip Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 21, 2001.

                                     PART B

                         GLOBAL/INTERNATIONAL FUND, INC.

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of                         By and in Exchange for Shares of
Kemper Global Blue Chip Fund, a series of            Scudder Global Fund, a series of
Kemper Global/International Series, Inc.             Global/International Fund, Inc.
222 South Riverside Plaza                            (the "Acquiring Corporation")
Chicago, IL 60606                                    345 Park Avenue
                                                     New York, NY 10154


         This Statement of Additional Information is available to the shareholders of Kemper Global Blue Chip Fund in connection with a proposed transaction whereby Scudder Global Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Global Blue Chip Fund in exchange for shares of the Scudder Global Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Global Fund's statement of additional information offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-4670) and is incorporated by reference herein.

2. Scudder Global Fund's annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the Commission via EDGAR on October 25, 2000 (File No. 811-4670) and is incorporated by reference herein.

3. Kemper Global Blue Chip Fund's prospectus dated March 1, 2001, which was previously filed with the Commission via EDGAR on March 1, 2001 (File No. 811-08395) and is incorporated by reference herein.

4. Kemper Global Blue Chip Fund's statement of additional information dated March 1, 2001, which was previously filed with the Commission via EDGAR on March 1, 2001 (File No. 811-08395) and is incorporated by reference herein.

5. Kemper Global Blue Chip Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on December 28, 2000 (File No. 811-08395) and is incorporated by reference herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Kemper Global Blue Chip Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                           PART C. OTHER INFORMATION

Item 15. Indemnification

                     A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

                     Article Tenth of Registrant's Articles of Amendment and Restatement states as follows:

TENTH                Liability and Indemnification

                              To the fullest  extent  permitted  by the Maryland
                     General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                              The  Corporation,  including  its  successors  and
                     assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                              The   Corporation   may   purchase   and  maintain
                     insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                              The rights  provided to any person by this Article
                     shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                              Nothing  in  these   Articles  of  Amendment   and
                     Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.






Item 16.          Exhibits.

                  (1)          (a)(1)      Articles of Amendment and Restatement, dated December 13, 1990, are incorporated by reference to Post-Effective Amendment No. 8 to the
                                           Registration Statement of Global/International Fund, Inc. on Form N-1A,
                                           as amended (the "Registration Statement").

                               (a)(2)      Articles of Amendment, dated December 29, 1997, are incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                           Statement.

                               (a)(3)      Articles of Amendment, dated May 29, 1998, are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                               (a)(4)      Articles Supplementary, dated February 14, 1991, are incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                                           Statement.

                               (a)(5)      Articles Supplementary, dated July 11, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration
                                           Statement.

                               (a)(6)      Articles Supplementary, dated November 24, 1992, are incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                           Statement.

                               (a)(7)      Articles Supplementary, dated October 20, 1993, are incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                           Statement.

                               (a)(8)      Articles Supplementary, dated December 14, 1995, are incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                           Statement.

                               (a)(9)      Articles Supplementary, dated March 6, 1996, are incorporated by reference to Post-Effective Amendment No. 28 to the Registration
                                           Statement.

                               (a)(10)     Articles Supplementary, dated April 15, 1998 are incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                           Statement.

                               (a)(11)     Articles Supplementary, dated March 31, 2000, are incorporated by reference to Post-Effective Amendment No. 44 to the Registration
                                           Statement.

                  (2)          (b)(1)      By-Laws, dated May 15, 1986, are incorporated by reference to the original Registration Statement.

                               (b)(2)      Amendment to the By-Laws , dated May 4, 1987, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                           Statement.

                               (b)(3)      Amendment to the By-Laws, dated September 14, 1987, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration
                                           Statement.

                               (b)(4)      Amendment to the By-Laws, dated July 27, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration
                                           Statement.

                               (b)(5)      Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                           Statement.

                               (b)(6)      Amended and Restated By-Laws, dated March 4, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration
                                           Statement.

                               (b)(7)      Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                           Statement.

                               (b)(8)      Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to  Post-Effective Amendment No. 23 to the Registration
                                           Statement.

                               (b)(9)      Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                           Statement.

                               (b)(10)     Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                           Statement.

                               (b)(11)     Amendment to the By-Laws, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                           Statement.

                  (3)                      Inapplicable.

                  (4)                      Form of Agreement and Plan of Reorganization is filed herein as Exhibit
                                           A to Part A.

                  (5)          (c)(1)      Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder Global Fund is incorporated by reference to
                                           Post-Effective Amendment No. 6 to the Registration Statement.

                               (c)(2)      Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                                           Statement.

                  (6)          (d)(1)      Investment Management Agreement between the Registrant (on behalf of
                                           Scudder Global Fund) and Scudder Kemper Investments, Inc. dated
                                           September 7, 1998 is incorporated by reference to Post-Effective
                                           Amendment No. 36 to the Registration Statement.

                               (d)(2)      Investment Management Agreement between the Registrant (on behalf of
                                           Scudder International Bond Fund) and Scudder Kemper Investments, Inc.,
                                           dated September 7, 1998, is incorporated by reference to Post-Effective
                                           Amendment No. 36 to the Registration Statement.

                               (d)(3)      Investment Management Agreement between the Registrant (on behalf of
                                           Scudder Global Bond Fund) and Scudder Kemper Investments, Inc., dated
                                           September 7, 1998, is incorporated by reference to Post-Effective
                                           Amendment No. 36 to the Registration Statement.

                               (d)(4)      Investment Management Agreement between the Registrant (on behalf of
                                           Scudder Global Discovery Fund) and Scudder Kemper Investments, Inc.,
                                           dated September 7, 1998, is incorporated by reference to Post Effective
                                           Amendment No. 36 to the Registration Statement.

                               (d)(5)      Investment Management Agreement between the Registrant (on behalf of
                                           Scudder Emerging Markets Income Fund) and Scudder Kemper Investments,
                                           Inc., dated September 7, 1998 is incorporated by reference to
                                           Post-Effective Amendment No. 36 to the Registration Statement.

                  (7)          (e)(1)      Underwriting Agreement between the Registrant and Scudder Investor
                                           Services, Inc., dated September 7, 1998, is incorporated by reference to
                                           Post-Effective Amendment No. 36 to the Registration Statement.

                               (e)(2)      Underwriting and Distribution Services Agreement between the Registrant
                                           (on behalf of Global Discovery Fund) and Kemper Distributors, Inc.,
                                           dated August 6, 1998, is incorporated by reference to Post Effective
                                           Amendment 36 to the Registration Statement.

                               (e)(3)      Underwriting and Distribution Services Agreement between the Registrant
                                           (on behalf of Global Discovery Fund) and Kemper Distributors, Inc.,
                                           dated September 7, 1998, is incorporated by reference to Post Effective
                                           Amendment No. 37 to the Registration Statement.

                               (e)(4)      Underwriting Agreement between the Registrant and Scudder Investor
                                           Services, Inc. dated May 8, 2000, is incorporated by reference to Post
                                           Effective Amendment No. 45 to the Registrant Statement.

                  (8)                      Inapplicable.

                  (9)          (g)(1)      Custodian Agreement between the Registrant and State Street Bank and
                                           Trust Company, dated July 24, 1986, is incorporated by reference to
                                           Post-Effective Amendment No. 1 to the Registration Statement.

                               (g)(2)      Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                           Post-Effective Amendment No. 4 to the Registration Statement.

                               (g)(3)      Custodian Agreement between the Registrant (on behalf of Scudder
                                           International Bond Fund) and Brown Brothers Harriman & Co., dated July
                                           1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                               (g)(4)      Fee schedule for Exhibit 8(g)(3) is incorporated by reference to
                                           Post-Effective Amendment No. 5 to the Registration Statement.

                               (g)(5)      Amendment,  dated September 16, 1988, to the Custodian Contract between the
                                           Registrant  and State Street Bank and Trust  Company,  dated July 24, 1986,
                                           is   incorporated   by  reference  to Post-Effective Amendment No. 6 to the
                                           Registration Statement.

                               (g)(6)      Amendment, dated December 7, 1988, to the  Custodian  Contract  between the
                                           Registrant  and State Street Bank and Trust  Company dated July 24, 1986 is
                                           incorporated    by    reference    to Post-Effective Amendment No. 6 to the
                                           Registration Statement.

                               (g)(7)      Amendment,  dated  November 30, 1990, to the Custodian Contract between the
                                           Registrant  and State Street Bank and Trust  Company,  dated July 24, 1986,
                                           is   incorporated   by  reference  to Post-Effective  Amendment  No.  10 to
                                           the Registration Statement.

                               (g)(8)      Custodian Agreement between the Registrant (on behalf of Scudder Short
                                           Term Global Income Fund) and Brown Brothers Harriman & Co., dated
                                           February 28, 1991, is incorporated by reference to Post-Effective
                                           Amendment No. 15 to the Registration Statement.

                               (g)(9)      Custodian Agreement between the Registrant (on behalf of Scudder Global
                                           Small Company Fund) and Brown Brothers Harriman & Co., dated August 30,
                                           1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

                               (g)(10)     Custodian Agreement between the Registrant (on behalf of Scudder
                                           Emerging Markets Income Fund) and Brown Brothers Harriman & Co., dated
                                           December 31, 1993, is incorporated by reference to Post-Effective
                                           Amendment No. 23 to the Registration Statement.

                               (g)(11)     Amendment  (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers
                                           Harriman & Co., dated March 7, 1995, is incorporated by reference to
                                           Post-Effective Amendment No. 24 to the Registration Statement.

                               (g)(12)     Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the
                                           Registration Statement.

                               (g)(13)     Amendment (on behalf of Scudder International Bond Fund), dated April
                                           16, 1998, to the Custodian Agreement between the Registrant and Brown
                                           Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                           Statement.

                               (g)(14)     Amendment (on behalf of Scudder Global Discovery Fund), dated April 16,
                                           1998, to the Custodian Agreement between the Registrant and Brown
                                           Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                           Statement.

                               (g)(15)     Amendment (on behalf of Scudder Emerging Markets Income Fund), dated
                                           June 17, 1998, to the Custodian Agreement between the Registrant and
                                           Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                           Statement.

                  (10)                     (m)(1)   Amended  and  Restated  Rule 12b-1 Plan for Global  Discovery Fund
                                           Class B Shares, dated August 6, 1998, is  incorporated by reference to Post
                                           Effective  Amendment  No.  36 to  the Registration Statement.

                               (m)(2)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class C
                                           Shares, dated August 6, 1998, is incorporated by reference to Post
                                           Effective Amendment No. 36 to the Registration Statement.

                               (m)(3)      Mutual Funds Multi-Distribution System Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 33 to the
                                           Registration Statement.

                               (m)(4)      Plan with respect to Scudder Emerging Markets Income Fund pursuant to
                                           Rule 18f-3 is incorporated by reference to Post Effective Amendment No.
                                           45 to the Registration Statement.

                               (m)(5)      Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the
                                           Registration Statement.

                               (m)(6)      Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the
                                           Registration Statement.

                               (m)(7)      Amended   and   Restated   Plan  with respect to Scudder  Emerging  Markets
                                           Income Fund pursuant to Rule 18f-3 is incorporated  by  reference  to  Post
                                           Effective  Amendment  No.  45 to  the Registration Statement.

                               (m)(8)      Amended and Restated Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment
                                           No. 45 to the Registration Statement.

                               (m)(9)      Amended and Restated Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective
                                           Amendment No. 45 to the Registration Statement.

                               (m)(10)     Amended and Restated Plan with respect to Scudder International Bond
                                           Fund pursuant to Rule 18f-3 is incorporated by reference to Post
                                           Effective Amendment No. 45 to the Registration Statement.

                               (m)(11)     Scudder Funds Amended and Restated Multi-Distribution System Plan.
                                           (Incorporated by reference to the Registrant's Registration Statement on
                                           Form N-14 filed on December 21, 2000.)

                  (11)                     Opinion and Consent of Dechert. (Incorporated by reference to the
                                           Registrant's Registration Statement on Form N-14 filed on December 21,
                                           2000.).

                  (12)                     Opinion and Consent of Willkie, Farr and Gallagher to be filed by post-effective amendment.

                  (13)         (h)(1)      Transfer Agency and Service Agreement between the Registrant and Scudder
                                           Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                               (h)(2)      Revised fee schedule, dated October 1, 1996, for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                           Registration Statement.

                               (h)(3)      Agency    agreement    between    the Registrant,   (on  behalf  of  Global
                                           Discovery  Fund) and  Kemper  Service Company,   dated  April  16,1998,  is
                                           incorporated    by    reference    to Post-Effective  Amendment  No.  35 to
                                           the Registration Statement.

                               (h)(4)      COMPASS Service Agreement between Scudder Trust Company and the
                                           Registrant, dated October 1, 1995, is incorporated by reference to
                                           Post-Effective Amendment No. 26 to the Registration Statement.

                               (h)(5)      Revised fee schedule, dated October 1, 1996, for Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                           Registration Statement.

                               (h)(6)      Shareholder Services Agreement with Charles Schwab & Co., Inc., dated
                                           June 1, 1990, is incorporated by reference to Post-Effective Amendment
                                           No. 7 to the Registration Statement.

                               (h)(7)      Service Agreement between Copeland Associates, Inc. and Scudder Service
                                           Corporation (on behalf of Scudder Global Fund and Scudder Global Small
                                           Company Fund), dated June 8, 1995, is incorporated by reference to
                                           Post-Effective Amendment No. 24 to the Registration Statement.

                               (h)(8)      Administrative Services Agreement between McGladrey & Pullen, Inc. and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                               (h)(9)      Administrative Services Agreement between the Registrant (on behalf of
                                           Global Discovery Fund) and Kemper Distributors, Inc., dated April 16,
                                           1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                               (h)(10)     Fund  Accounting  Services  Agreement between the  Registrant (on behalf of
                                           Scudder Global Fund) and Scudder Fund Accounting  Corporation,  dated March
                                           14,   1995,   is    incorporated   by reference to Post-Effective Amendment
                                           No. 24 to the Registration Statement.

                               (h)(11)     Fund  Accounting  Services  Agreement between the  Registrant (on behalf of
                                           Scudder  International Bond Fund) and Scudder Fund Accounting  Corporation,
                                           dated August 3, 1995, is incorporated by   reference   to    Post-Effective
                                           Amendment No. 25 to the  Registration Statement.

                               (h)(12)     Fund  Accounting  Services  Agreement between the  Registrant (on behalf of
                                           Scudder  Global Small  Company  Fund) and    Scudder    Fund     Accounting
                                           Corporation,  dated June 15, 1995, is incorporated    by    reference    to
                                           Post-Effective  Amendment  No.  25 to the Registration Statement.

                               (h)(13)     Fund  Accounting  Services  Agreement between the  Registrant (on behalf of
                                           Scudder  Global  Bond Fund  (formerly Scudder   Short  Term  Global  Income
                                           Fund)) and  Scudder  Fund  Accounting Corporation, dated November 29, 1995,
                                           is   incorporated   by  reference  to Post-Effective  Amendment  No.  26 to
                                           the Registration Statement.

                               (h)(14)     Fund  Accounting  Services  Agreement between the  Registrant (on behalf of
                                           Scudder Emerging Markets Income Fund)and    Scudder    Fund     Accounting
                                           Corporation,  dated February 1, 1996, is   incorporated   by  reference  to
                                           Post-Effective  Amendment  No.  27 to the Registration Statement.

                               (h)(15)     Administrative Agreement between the Registrant (on behalf of
                                           Global/International Fund, Inc.) and Scudder Kemper Investments, Inc.,
                                           dated September 11, 2000, to be filed by post-effective amendment.

                  (14)                     Consent of Independent Accountants related to Scudder Global Fund
                                           (Incorporated by reference to the Registrant's Registration Statement on
                                           Form N-14 filed on December 21, 2000.)

                                           Consent of Independent Accountants related to Kemper Global Blue Chip
                                           Fund is filed herewith

                  (15)                     Inapplicable.

                  (16)                     Powers of Attorney. (Incorporated by reference to the Registrant's
                                           Registration Statement on Form N-14 filed on December 21, 2000.)

                  (17)                     Form of Proxy. (Incorporated by reference to the Registrant's
                                           Registration Statement on Form N-14 filed on December 21, 2000.)

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2001.

                                          GLOBAL/INTERNATIONAL FUND, INC.



                                          By:      /s/ Linda C. Coughlin
                                          -------------------------------
                                          Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                              President and Director                        March 5, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                              Director                               March 5, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                              Director                               March 5, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                              Director                               March 5, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                              Director                               March 5, 2001
---------------------------
Keith R. Fox

/s/ Joan E. Spero *                                       Director                               March 5, 2001
------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                               Director                               March 5, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                              Director                               March 5, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                              Director                               March 5, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                  March 5, 2001
---------------------------                              Accounting Officer)
John R. Hebble

         *By:     /s/ Joseph R. Fleming                                         March 5, 2001
                  --------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-53158

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX

Exhibit 14                 Consent of Independent Auditors